Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of amounts due to related parties
As of December 31, 2024 and June 30, 2025, the balance of amount due to a related party was as follows:

		December 31, 2024	June 30, 2025	June 30, 2025
		HK$	HK$	US$
Gaderway Investments Limited	(1)	306,110	-	-
(1)Gaderway Investments Limited, a former shareholder of the Company. The balance represented the amount advanced to the Company. These amounts were unsecured, interest-free and repayable on demand. The entire balance due to Gaderway Investments Limited was settled by cash on May 20, 2025.